UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity® Strategic Dividend & Income® Fund : FSDIX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Dividend & Income® Fund	$ 64	0.62%
What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Strategic Dividend & Income® Fund	6.95%	9.00%	9.22%
Fidelity Strategic Dividend & Income Composite Index℠	4.61%	7.65%	8.64%
S&P 500® Index	15.00%	15.28%	14.63%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%
What did the Fund invest in?
(as of November 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	17.4
Real Estate	16.6
Information Technology	12.8
Health Care	11.2
Industrials	8.6
Consumer Staples	7.4
Utilities	7.2
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 51.5
Convertibles - 16.7
REITs - 15.0
Preferred Stock - 14.9
Global Infrastructure Equities - 1.4
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 2.2
United Kingdom - 1.5
Taiwan - 0.8
Korea (South) - 0.6
France - 0.6
Netherlands - 0.5
Japan - 0.4
Germany - 0.4
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
AbbVie Inc	2.4
Procter & Gamble Co/The	2.1
Coca-Cola Co/The	2.1
Johnson & Johnson	2.1
Cisco Systems Inc	1.8
Prologis Inc	1.7
Merck & Co Inc	1.6
Equinix Inc	1.4
Ventas Inc	1.4
19.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914114.101    1329-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class Z : FIQWX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 57	0.55%
What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	7.05%	9.10%	9.07%
Fidelity Strategic Dividend & Income Composite Index℠	4.61%	7.65%	7.71%
S&P 500® Index	15.00%	15.28%	14.45%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%
What did the Fund invest in?
(as of November 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	17.4
Real Estate	16.6
Information Technology	12.8
Health Care	11.2
Industrials	8.6
Consumer Staples	7.4
Utilities	7.2
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 51.5
Convertibles - 16.7
REITs - 15.0
Preferred Stock - 14.9
Global Infrastructure Equities - 1.4
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 2.2
United Kingdom - 1.5
Taiwan - 0.8
Korea (South) - 0.6
France - 0.6
Netherlands - 0.5
Japan - 0.4
Germany - 0.4
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
AbbVie Inc	2.4
Procter & Gamble Co/The	2.1
Coca-Cola Co/The	2.1
Johnson & Johnson	2.1
Cisco Systems Inc	1.8
Prologis Inc	1.7
Merck & Co Inc	1.6
Equinix Inc	1.4
Ventas Inc	1.4
19.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914115.101    3281-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class M : FTSDX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 120	1.17%
What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	2.61%	7.65%	8.26%
Class M (without 3.50% sales charge)	6.33%	8.41%	8.64%
Fidelity Strategic Dividend & Income Composite Index℠	4.61%	7.65%	8.64%
S&P 500® Index	15.00%	15.28%	14.63%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%
What did the Fund invest in?
(as of November 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	17.4
Real Estate	16.6
Information Technology	12.8
Health Care	11.2
Industrials	8.6
Consumer Staples	7.4
Utilities	7.2
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 51.5
Convertibles - 16.7
REITs - 15.0
Preferred Stock - 14.9
Global Infrastructure Equities - 1.4
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 2.2
United Kingdom - 1.5
Taiwan - 0.8
Korea (South) - 0.6
France - 0.6
Netherlands - 0.5
Japan - 0.4
Germany - 0.4
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
AbbVie Inc	2.4
Procter & Gamble Co/The	2.1
Coca-Cola Co/The	2.1
Johnson & Johnson	2.1
Cisco Systems Inc	1.8
Prologis Inc	1.7
Merck & Co Inc	1.6
Equinix Inc	1.4
Ventas Inc	1.4
19.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914112.101    1324-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class I : FSIDX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 69	0.67%
What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	6.89%	8.96%	9.19%
Fidelity Strategic Dividend & Income Composite Index℠	4.61%	7.65%	8.64%
S&P 500® Index	15.00%	15.28%	14.63%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%
What did the Fund invest in?
(as of November 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	17.4
Real Estate	16.6
Information Technology	12.8
Health Care	11.2
Industrials	8.6
Consumer Staples	7.4
Utilities	7.2
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 51.5
Convertibles - 16.7
REITs - 15.0
Preferred Stock - 14.9
Global Infrastructure Equities - 1.4
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 2.2
United Kingdom - 1.5
Taiwan - 0.8
Korea (South) - 0.6
France - 0.6
Netherlands - 0.5
Japan - 0.4
Germany - 0.4
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
AbbVie Inc	2.4
Procter & Gamble Co/The	2.1
Coca-Cola Co/The	2.1
Johnson & Johnson	2.1
Cisco Systems Inc	1.8
Prologis Inc	1.7
Merck & Co Inc	1.6
Equinix Inc	1.4
Ventas Inc	1.4
19.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914113.101    1325-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class C : FCSDX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 172	1.67%
What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	4.83%	7.87%	8.25%
Class C	5.83%	7.87%	8.25%
Fidelity Strategic Dividend & Income Composite Index℠	4.61%	7.65%	8.64%
S&P 500® Index	15.00%	15.28%	14.63%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%
What did the Fund invest in?
(as of November 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	17.4
Real Estate	16.6
Information Technology	12.8
Health Care	11.2
Industrials	8.6
Consumer Staples	7.4
Utilities	7.2
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 51.5
Convertibles - 16.7
REITs - 15.0
Preferred Stock - 14.9
Global Infrastructure Equities - 1.4
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 2.2
United Kingdom - 1.5
Taiwan - 0.8
Korea (South) - 0.6
France - 0.6
Netherlands - 0.5
Japan - 0.4
Germany - 0.4
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
AbbVie Inc	2.4
Procter & Gamble Co/The	2.1
Coca-Cola Co/The	2.1
Johnson & Johnson	2.1
Cisco Systems Inc	1.8
Prologis Inc	1.7
Merck & Co Inc	1.6
Equinix Inc	1.4
Ventas Inc	1.4
19.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914111.101    1323-TSRA-0126

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Strategic Dividend & Income® Fund Fidelity Advisor® Strategic Dividend & Income® Fund Class A : FASDX

This annual shareholder report contains information about Fidelity® Strategic Dividend & Income® Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 95	0.92%
What affected the Fund's performance this period?

•Risk assets achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the U.S. Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, compared with the Fidelity Strategic Dividend & Income Composite IndexSM, security selection contributed to the fund's result, as did asset class positioning, to a lesser extent.
•Picks among dividend-paying equities helped the most by far this period, with the industrials, information technology, energy and health care sectors being particular sources of strength. Positioning in consumer discretionary was another plus.
•Investment choices and a non-Composite allocation to infrastructure equities also notably added value, as did an overweight in convertible securities, given that both asset classes significantly outperformed the Composite index.
•On the negative side, security selection among real estate investment trusts was the primary detractor from performance compared with the Composite index. Specifically, picks in the retail, real-estate-related and specialty categories hurt the fund's relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	0.48%	7.41%	8.27%
Class A (without 5.75% sales charge)	6.61%	8.69%	8.91%
Fidelity Strategic Dividend & Income Composite Index℠	4.61%	7.65%	8.64%
S&P 500® Index	15.00%	15.28%	14.63%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$5,380,214,616
Number of Holdings	709
Total Advisory Fee	$32,936,113
Portfolio Turnover	41%
What did the Fund invest in?
(as of November 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Financials	17.4
Real Estate	16.6
Information Technology	12.8
Health Care	11.2
Industrials	8.6
Consumer Staples	7.4
Utilities	7.2
Consumer Discretionary	6.6
Energy	6.6
Communication Services	3.4
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Dividend-Paying Equities - 51.5
Convertibles - 16.7
REITs - 15.0
Preferred Stock - 14.9
Global Infrastructure Equities - 1.4
MLPs - 0.5
Commodity Equities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.6
Canada - 2.2
United Kingdom - 1.5
Taiwan - 0.8
Korea (South) - 0.6
France - 0.6
Netherlands - 0.5
Japan - 0.4
Germany - 0.4
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	2.9
AbbVie Inc	2.4
Procter & Gamble Co/The	2.1
Coca-Cola Co/The	2.1
Johnson & Johnson	2.1
Cisco Systems Inc	1.8
Prologis Inc	1.7
Merck & Co Inc	1.6
Equinix Inc	1.4
Ventas Inc	1.4
19.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914110.101    1321-TSRA-0126

Item 2.

Code of Ethics

As of the end of the period, November 30, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the “Fund”):

Services Billed by PwC

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$54,500	$2,500	$6,700	$1,000

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$53,600	$4,700	$16,900	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2025A	November 30, 2024A
PwC	$13,761,800	$15,314,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Strategic Dividend & Income® Fund

Annual Report
November 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Strategic Dividend & Income® Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Bank Loan Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(c)(d) (Cost $1,475,660)	1,479,818	1,392,537

Common Stocks - 54.3%
	Shares	Value ($)
CANADA - 2.0%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Restaurant Brands International Inc	192,299	13,940,972
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard Inc	343,657	18,709,381
Metro Inc/CN	185,844	13,413,164
		32,122,545
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp (United States) (e)	7,640	676,216
Canadian Natural Resources Ltd	677,604	22,891,470
Imperial Oil Ltd	311,811	30,854,218
Rockpoint Gas Storage Inc Class A	33,200	664,974
South Bow Corp	51,450	1,417,825
		56,504,703
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	5,202	377,509
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Capital Power Corp	49,300	2,172,452
TransAlta Corp	270,717	3,951,932
		6,124,384
TOTAL CANADA		109,070,113
CHINA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Beijing Capital International Airport Co Ltd H Shares (e)	1,112,431	400,070
FINLAND - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Wartsila OYJ Abp	12,467	403,748
FRANCE - 0.6%
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	101,100	9,032,976
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	577,100	10,516,665
Information Technology - 0.2%
IT Services - 0.2%
Capgemini SE	66,400	10,403,723
TOTAL FRANCE		29,953,364
GERMANY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.0%
Siemens Energy AG (e)	3,083	412,821
Industrial Conglomerates - 0.3%
Siemens AG	51,954	13,778,397
TOTAL INDUSTRIALS		14,191,218

Utilities - 0.0%
Multi-Utilities - 0.0%
E.ON SE	60,829	1,083,448
TOTAL GERMANY		15,274,666
ITALY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	77,326	7,743,287
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	73,159	756,027
TOTAL ITALY		8,499,314
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	634,248	20,171,852
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	477,382	32,856,998
MEXICO - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	11,890	1,278,888
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	6,234	1,480,513
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	2,124	641,342

TOTAL MEXICO		3,400,743
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	42,500	2,436,525
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	110,200	21,482,388
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	19,480	585,027
Utilities - 0.0%
Electric Utilities - 0.0%
Iberdrola SA	78,691	1,661,000
TOTAL SPAIN		2,246,027
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (e)	43,700	1,922,363
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	155,198	45,241,769
UNITED KINGDOM - 1.5%
Consumer Staples - 0.3%
Personal Care Products - 0.2%
Unilever PLC	214,200	12,883,900
Tobacco - 0.1%
Imperial Brands PLC	134,091	5,694,080
TOTAL CONSUMER STAPLES		18,577,980

Health Care - 0.7%
Pharmaceuticals - 0.7%
Astrazeneca PLC ADR	416,924	38,657,193
Industrials - 0.4%
Aerospace & Defense - 0.4%
Rolls-Royce Holdings PLC	1,427,773	20,151,972
Utilities - 0.1%
Electric Utilities - 0.0%
SSE PLC	70,693	2,056,711
Multi-Utilities - 0.1%
National Grid PLC	164,744	2,503,127
TOTAL UTILITIES		4,559,838

TOTAL UNITED KINGDOM		81,946,983
UNITED STATES - 47.4%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc	117,400	3,054,748
Verizon Communications Inc	1,106,819	45,501,329
		48,556,077
Entertainment - 0.2%
Walt Disney Co/The	85,291	8,910,351
Interactive Media & Services - 0.1%
Alphabet Inc Class A	8,800	2,817,584
Meta Platforms Inc Class A	2,900	1,879,055
		4,696,639
Media - 0.5%
Comcast Corp Class A	1,031,249	27,524,036
EchoStar Corp Class A (e)	5,069	371,507
		27,895,543
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	55,900	11,683,659
TOTAL COMMUNICATION SERVICES		101,742,269

Consumer Discretionary - 4.8%
Automobiles - 0.0%
Tesla Inc (e)	2,300	989,391
Broadline Retail - 0.0%
Amazon.com Inc (e)	10,600	2,472,132
Diversified Consumer Services - 0.2%
H&R Block Inc	246,800	10,395,216
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp	20,100	1,674,330
Churchill Downs Inc	24,700	2,694,523
McDonald's Corp	225,568	70,336,614
Sabre Corp (e)	198,800	320,068
Sharplink Gaming Inc (e)	232,000	2,463,840
Starbucks Corp	338,199	29,460,515
		106,949,890
Household Durables - 0.0%
TopBuild Corp (e)	2,000	905,000
Specialty Retail - 1.7%
Burlington Stores Inc (e)	75,600	19,068,588
Dick's Sporting Goods Inc	49,850	10,297,515
GameStop Corp warrants 10/30/2026 (e)	36,400	121,576
Lowe's Cos Inc	175,554	42,568,334
TJX Cos Inc/The	138,872	21,097,434
		93,153,447
Textiles, Apparel & Luxury Goods - 0.8%
Columbia Sportswear Co (h)	50,300	2,701,613
NIKE Inc Class B	341,600	22,077,608
Tapestry Inc	183,733	20,078,342
		44,857,563
TOTAL CONSUMER DISCRETIONARY		259,722,639

Consumer Staples - 6.2%
Beverages - 2.6%
Coca-Cola Co/The	1,524,124	111,443,947
Keurig Dr Pepper Inc	972,411	27,130,267
		138,574,214
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc Class A	253,395	4,644,730
BJ's Wholesale Club Holdings Inc (e)	194,822	17,383,967
Costco Wholesale Corp	2,664	2,433,804
Target Corp	191,230	17,329,263
Walmart Inc	191,546	21,167,748
		62,959,512
Household Products - 2.1%
Procter & Gamble Co/The	758,820	112,426,771
Personal Care Products - 0.3%
Kenvue Inc	996,217	17,284,365
TOTAL CONSUMER STAPLES		331,244,862

Energy - 4.1%
Energy Equipment & Services - 0.0%
Kodiak Gas Services Inc	13,410	472,032
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp (e)	7,250	264,117
Cheniere Energy Inc	10,002	2,085,017
Cheniere Energy Partners LP	13,890	757,005
Delek Logistics Partners LP	21,140	969,058
DHT Holdings Inc	1,050,346	13,686,008
Energy Transfer LP	201,786	3,371,844
Enterprise Products Partners LP	43,220	1,415,023
Exxon Mobil Corp	1,307,679	151,586,150
Genesis Energy LP Class A	91,530	1,426,953
Hess Midstream LP Class A	82,920	2,792,746
Kinder Morgan Inc	60,400	1,650,128
MPLX LP	48,766	2,649,457
NGL Energy Partners LP (e)	60,760	597,270
Phillips 66	40,762	5,582,764
Plains All American Pipeline LP	140,518	2,446,418
Shell PLC	494,111	18,159,036
Shell PLC rights 12/31/2049 (e)(i)	494,111	176,892
Sunoco LP	47,749	2,684,926
Targa Resources Corp	4,390	769,611
Valero Energy Corp	22,332	3,947,404
Western Midstream Partners LP	65,899	2,591,808
Williams Cos Inc/The	24,412	1,487,423
		221,097,058
TOTAL ENERGY		221,569,090

Financials - 5.4%
Banks - 2.3%
Bank of America Corp	207,179	11,115,153
JPMorgan Chase & Co	38,874	12,170,672
M&T Bank Corp	116,057	22,076,363
PNC Financial Services Group Inc/The	161,160	30,736,435
US Bancorp	640,300	31,406,715
Wells Fargo & Co	162,631	13,961,871
		121,467,209
Capital Markets - 0.3%
Charles Schwab Corp/The	162,800	15,096,444
Consumer Finance - 0.0%
Capital One Financial Corp	34,594	7,578,508
Financial Services - 0.4%
Apollo Global Management Inc	79,400	10,468,890
Shift4 Payments Inc Class A (e)(h)	32,400	2,390,472
Visa Inc Class A	21,900	7,324,236
		20,183,598
Insurance - 2.4%
American Financial Group Inc/OH	132,800	18,289,216
Chubb Ltd	172,336	51,042,477
Hartford Insurance Group Inc/The	155,836	21,354,207
Marsh & McLennan Cos Inc	46,500	8,530,425
Travelers Companies Inc/The	96,990	28,404,491
		127,620,816
TOTAL FINANCIALS		291,946,575

Health Care - 8.6%
Biotechnology - 3.1%
AbbVie Inc	578,769	131,785,701
Gilead Sciences Inc	279,120	35,124,461
		166,910,162
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp (e)	18,100	1,838,598
Health Care Providers & Services - 0.3%
UnitedHealth Group Inc	54,233	17,884,416
Life Sciences Tools & Services - 0.2%
Danaher Corp	37,635	8,534,865
Pharmaceuticals - 5.0%
Eli Lilly & Co	33,526	36,056,207
GSK PLC	689,300	16,402,609
Johnson & Johnson	530,459	109,762,577
Merck & Co Inc	809,316	84,840,597
Royalty Pharma PLC Class A	374,019	14,968,240
		262,030,230
TOTAL HEALTH CARE		457,198,271

Industrials - 5.6%
Aerospace & Defense - 1.8%
Boeing Co (e)	7,700	1,455,300
Byrna Technologies Inc (e)	158,461	2,891,913
GE Aerospace	74,275	22,167,374
General Dynamics Corp	80,400	27,467,052
Huntington Ingalls Industries Inc	59,575	18,683,912
Northrop Grumman Corp	39,036	22,338,351
		95,003,902
Building Products - 0.7%
Builders FirstSource Inc (e)	9,200	1,032,516
Johnson Controls International plc	320,890	37,322,716
		38,355,232
Commercial Services & Supplies - 0.3%
GFL Environmental Inc Subordinate Voting Shares	229,900	10,464,732
GFL Environmental Inc Subordinate Voting Shares (United States)	15,841	720,290
Waste Connections Inc (United States)	9,218	1,627,438
Waste Management Inc	12,800	2,788,736
		15,601,196
Construction & Engineering - 0.0%
Argan Inc	1,370	541,424
EMCOR Group Inc	548	337,058
Ferrovial SE	13,365	875,586
MasTec Inc (e)	5,823	1,245,424
Quanta Services Inc	1,096	509,508
Sterling Infrastructure Inc (e)	1,027	353,606
		3,862,606
Electrical Equipment - 1.1%
AMETEK Inc	39,900	7,895,811
Eaton Corp PLC	82,212	28,436,309
Eos Energy Enterprises Inc (e)	26,441	397,937
GE Vernova Inc	39,967	23,971,008
Nextpower Inc Class A (e)	8,083	740,564
		61,441,629
Ground Transportation - 0.5%
CSX Corp	10,892	385,141
Norfolk Southern Corp	85,727	25,040,000
Union Pacific Corp	3,946	914,801
		26,339,942
Machinery - 0.8%
Caterpillar Inc	1,164	670,185
Cummins Inc	822	409,339
ITT Inc	211,883	39,020,373
Kennametal Inc	74,300	2,056,624
		42,156,521
Professional Services - 0.1%
KBR Inc	131,949	5,438,937
Trading Companies & Distributors - 0.3%
Watsco Inc	43,280	14,992,192
TOTAL INDUSTRIALS		303,192,157

Information Technology - 5.7%
Communications Equipment - 1.8%
Cisco Systems Inc	1,196,264	92,040,552
IT Services - 1.3%
Accenture PLC Class A	112,666	28,166,500
Amdocs Ltd	274,039	20,958,503
IBM Corporation	75,800	23,390,364
		72,515,367
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices Inc (e)	9,522	2,071,321
Analog Devices Inc	110,555	29,334,664
Broadcom Inc	54,614	22,007,257
First Solar Inc (e)	5,754	1,570,382
NVIDIA Corp	44,769	7,924,113
Wolfspeed Inc	1	20
		62,907,757
Software - 0.9%
Commvault Systems Inc (e)	6,900	852,150
Gen Digital Inc	372,379	9,819,634
Microsoft Corp	76,338	37,559,060
PAR Technology Corp (e)	16,900	583,219
Zoom Communications Inc Class A (e)	21,900	1,860,624
		50,674,687
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	95,457	26,618,184
TOTAL INFORMATION TECHNOLOGY		304,756,547

Materials - 1.0%
Chemicals - 0.5%
Linde PLC	62,618	25,693,418
Construction Materials - 0.0%
James Hardie Industries PLC (e)	7,770	153,691
Containers & Packaging - 0.4%
Ball Corp	203,800	10,094,214
Crown Holdings Inc	113,500	10,990,205
		21,084,419
Metals & Mining - 0.1%
Freeport-McMoRan Inc	139,677	6,003,317
TOTAL MATERIALS		52,934,845

Real Estate - 0.6%
Health Care REITs - 0.0%
Welltower Inc	8,119	1,690,538
Specialized REITs - 0.6%
American Tower Corp	41,600	7,540,832
Lamar Advertising Co Class A	131,468	17,405,049
Public Storage Operating Co	18,058	4,957,643
		29,903,524
TOTAL REAL ESTATE		31,594,062

Utilities - 3.5%
Electric Utilities - 2.3%
Constellation Energy Corp	64,938	23,660,810
Duke Energy Corp	19,591	2,428,109
Entergy Corp	18,495	1,803,632
Evergy Inc	13,632	1,058,525
Exelon Corp	194,795	9,178,740
NextEra Energy Inc	373,500	32,229,315
NRG Energy Inc	13,941	2,362,860
PG&E Corp	639,101	10,302,308
Southern Co/The	171,400	15,617,968
Xcel Energy Inc	278,726	22,886,192
		121,528,459
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	83,900	6,967,895
Suburban Propane Partners LP	30,030	587,086
		7,554,981
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	31,236	439,178
Talen Energy Corp (e)	1,987	783,414
Vistra Corp	112,151	20,059,328
		21,281,920
Multi-Utilities - 0.7%
Ameren Corp	149,607	15,910,704
CenterPoint Energy Inc	33,223	1,328,256
NiSource Inc	13,451	593,593
Sempra	37,949	3,594,529
WEC Energy Group Inc	152,667	17,109,391
		38,536,473
TOTAL UTILITIES		188,901,833

TOTAL UNITED STATES		2,544,803,150
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (e)	61,200	1,384,768
TOTAL COMMON STOCKS (Cost $1,915,190,738)		2,921,494,841

Convertible Corporate Bonds - 13.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd 0% 7/1/2031 (f)(j)	914,000	808,568
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 0.5% 6/1/2031	944,000	1,554,759
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (f)	689,000	718,902
TOTAL CHINA		2,273,661
ISRAEL - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd 0% 9/15/2030 (f)(j)	1,990,000	1,701,326
UNITED STATES - 13.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc 2% 1/15/2036 (f)	2,675,000	2,236,033
AST SpaceMobile Inc 2.375% 10/15/2032 (f)	1,365,000	1,498,769
		3,734,802
Entertainment - 0.4%
Liberty Media Corp 2.375% 9/30/2053 (f)	3,789,000	5,137,258
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	2,798,000	3,484,367
Live Nation Entertainment Inc 2.875% 1/15/2030 (f)	4,040,000	4,080,400
Live Nation Entertainment Inc 2.875% 10/15/2031 (f)	3,597,000	3,426,143
Live Nation Entertainment Inc 3.125% 1/15/2029	2,776,000	3,811,448
Sphere Entertainment Co 3.5% 12/1/2028	476,000	1,178,100
Zynga Inc 0% 12/15/2026 (j)	1,969,000	2,112,900
		23,230,616
Interactive Media & Services - 0.1%
Snap Inc 0.125% 3/1/2028	1,174,000	1,061,028
Snap Inc 0.5% 5/1/2030	2,142,000	1,866,097
Trump Media & Technology Group Corp 0% 5/29/2028 (f)(k)	2,092,000	1,902,413
		4,829,538
Media - 0.2%
Cable One Inc 1.125% 3/15/2028	989,000	797,431
Cardlytics Inc 4.25% 4/1/2029	1,254,000	566,143
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (b)	2,379,669	5,613,821
Liberty Broadband Corp 3.125% 3/31/2053 (f)	2,539,000	2,503,454
Magnite Inc 0.25% 3/15/2026	500,000	490,750
		9,971,599
TOTAL COMMUNICATION SERVICES		41,766,555

Consumer Discretionary - 1.3%
Automobile Components - 0.1%
LCI Industries 3% 3/1/2030 (f)	2,384,000	2,664,195
Patrick Industries Inc 1.75% 12/1/2028	806,000	1,365,490
		4,029,685
Automobiles - 0.3%
Ford Motor Co 0% 3/15/2026 (k)	5,273,000	5,554,578
Lucid Group Inc 5% 4/1/2030 (f)	3,082,000	1,984,808
Rivian Automotive Inc 3.625% 10/15/2030	4,480,000	4,438,676
Rivian Automotive Inc 4.625% 3/15/2029	3,928,000	4,368,196
		16,346,258
Broadline Retail - 0.1%
Etsy Inc 0.125% 10/1/2026	1,702,000	1,713,573
Etsy Inc 1% 6/15/2030 (f)	1,878,000	1,871,939
		3,585,512
Diversified Consumer Services - 0.0%
Stride Inc 1.125% 9/1/2027	1,175,000	1,577,438
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp 5.75% 12/1/2027	3,006,000	6,068,262
Cheesecake Factory Inc/The 2% 3/15/2030 (f)	1,612,000	1,535,600
Cracker Barrel Old Country Store Inc 1.75% 9/15/2030 (f)	770,000	588,928
DoorDash Inc 0% 5/15/2030 (f)(j)	9,836,000	9,694,496
DraftKings Holdings Inc 0% 3/15/2028 (j)	1,735,000	1,561,500
Expedia Group Inc 0% 2/15/2026 (j)	3,401,000	3,557,991
NCL Corp Ltd 0.875% 4/15/2030 (f)	3,426,000	3,443,130
NCL Corp Ltd 1.125% 2/15/2027	671,000	652,212
		27,102,119
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028	1,442,000	1,443,943
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029	1,007,000	1,802,149
Specialty Retail - 0.3%
Burlington Stores Inc 1.25% 12/15/2027	1,109,000	1,486,614
GameStop Corp 0% 6/15/2032 (f)(k)	10,583,000	10,821,118
RealReal Inc/The 4% 2/15/2031 (l)	468,000	740,902
Wayfair Inc 3.25% 9/15/2027	698,000	1,269,376
Wayfair Inc 3.5% 11/15/2028	248,000	620,713
		14,938,723
TOTAL CONSUMER DISCRETIONARY		70,825,827

Consumer Staples - 0.1%
Food Products - 0.1%
Freshpet Inc 3% 4/1/2028	2,799,000	3,195,222
Post Holdings Inc 2.5% 8/15/2027	1,660,000	1,825,467
		5,020,689
Personal Care Products - 0.0%
Herbalife Ltd 4.25% 6/15/2028	783,000	827,395
Oddity Finance LLC 0% 6/15/2030 (f)(k)	1,800,000	1,542,503
		2,369,898
TOTAL CONSUMER STAPLES		7,390,587

Energy - 0.3%
Energy Equipment & Services - 0.1%
Nabors Industries Inc 1.75% 6/15/2029	749,000	597,777
Solaris Energy Infrastructure Inc 0.25% 10/1/2031	1,728,000	1,895,553
Solaris Energy Infrastructure Inc 4.75% 5/1/2030	407,000	836,385
Transocean International Ltd 4.625% 9/30/2029	640,000	923,840
		4,253,555
Oil, Gas & Consumable Fuels - 0.2%
Centrus Energy Corp 0% 8/15/2032 (f)(j)	2,104,000	2,807,951
Centrus Energy Corp 2.25% 11/1/2030	1,084,000	3,026,779
CNX Resources Corp 2.25% 5/1/2026	950,000	2,870,408
Northern Oil & Gas Inc 3.625% 4/15/2029	2,195,000	2,122,923
Peabody Energy Corp 3.25% 3/1/2028	882,000	1,371,184
World Kinect Corp 3.25% 7/1/2028	978,000	1,020,054
		13,219,299
TOTAL ENERGY		17,472,854

Financials - 0.9%
Capital Markets - 0.4%
Coinbase Global Inc 0% 10/1/2029 (f)(j)	3,613,000	3,558,444
Coinbase Global Inc 0.25% 4/1/2030	7,002,000	7,768,719
Coinbase Global Inc 0.5% 6/1/2026	3,370,000	3,494,016
Galaxy Digital Holdings LP 0.5% 5/1/2031 (f)	3,008,000	2,506,611
Galaxy Digital Holdings LP 2.5% 12/1/2029 (f)	1,250,000	1,760,192
Galaxy Digital Holdings LP 3% 12/15/2026 (f)	1,250,000	1,468,515
WisdomTree Inc 3.25% 8/15/2029	618,000	700,457
WisdomTree Inc 4.625% 8/15/2030 (f)	480,000	479,825
		21,736,779
Consumer Finance - 0.3%
SoFi Technologies Inc 0% 10/15/2026 (f)(j)	913,000	1,291,439
SoFi Technologies Inc 1.25% 3/15/2029 (f)	2,402,000	7,656,375
Upstart Holdings Inc 1% 11/15/2030	3,973,000	3,398,297
Upstart Holdings Inc 2% 10/1/2029	1,177,000	1,478,859
		13,824,970
Financial Services - 0.2%
Affirm Holdings Inc 0.75% 12/15/2029 (f)	2,587,000	2,769,404
Euronet Worldwide Inc 0.625% 10/1/2030 (f)	1,249,000	1,114,733
Global Payments Inc 1.5% 3/1/2031	3,112,000	2,785,064
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (f)	999,000	1,344,954
Repay Holdings Corp 2.875% 7/15/2029 (f)	954,000	785,236
Shift4 Payments Inc 0.5% 8/1/2027	1,818,000	1,788,231
		10,587,622
Insurance - 0.0%
Oscar Health Inc 2.25% 9/1/2030 (f)	985,000	1,059,367
TOTAL FINANCIALS		47,208,738

Health Care - 1.8%
Biotechnology - 0.9%
Alnylam Pharmaceuticals Inc 0% 9/15/2028 (f)(j)	860,000	854,088
Alnylam Pharmaceuticals Inc 1% 9/15/2027	2,050,000	3,344,236
Bridgebio Pharma Inc 1.75% 3/1/2031 (f)	1,579,000	2,622,127
Bridgebio Pharma Inc 2.25% 2/1/2029	2,058,000	2,250,422
Bridgebio Pharma Inc 2.5% 3/15/2027	1,894,000	3,392,000
Celcuity Inc 2.75% 8/1/2031	543,000	1,187,107
Cogent Biosciences Inc 1.625% 11/15/2031	360,000	436,930
Cytokinetics Inc 1.75% 10/1/2031 (f)	3,412,000	4,339,348
Cytokinetics Inc 3.5% 7/1/2027	1,149,000	1,692,313
Dynavax Technologies Corp 2.5% 5/15/2026	125,000	142,968
Exact Sciences Corp 0.375% 3/1/2028	706,000	723,006
Exact Sciences Corp 1.75% 4/15/2031 (f)	1,625,000	1,986,036
Exact Sciences Corp 2% 3/1/2030 (f)	1,492,000	2,057,684
Halozyme Therapeutics Inc 0% 2/15/2031 (f)(j)	1,783,000	1,834,350
Halozyme Therapeutics Inc 0.25% 3/1/2027	486,000	536,726
Halozyme Therapeutics Inc 0.875% 11/15/2032 (f)	1,789,000	1,873,667
Halozyme Therapeutics Inc 1% 8/15/2028	1,293,000	1,778,608
Ionis Pharmaceuticals Inc 0% 12/1/2030 (f)(k)	1,227,000	1,335,464
Ionis Pharmaceuticals Inc 0% 4/1/2026 (j)	1,184,000	1,695,312
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	1,793,000	2,944,433
Mirum Pharmaceuticals Inc 4% 5/1/2029	832,000	2,000,814
Novavax Inc 5% 12/15/2027	387,000	405,866
Sarepta Therapeutics Inc 1.25% 9/15/2027	1,129,000	999,504
Sarepta Therapeutics Inc 4.875% 9/1/2030	1,529,000	1,272,763
Travere Therapeutics Inc 2.25% 3/1/2029	886,000	1,198,214
		42,903,986
Health Care Equipment & Supplies - 0.4%
Alphatec Holdings Inc 0.75% 3/15/2030 (f)	1,016,000	1,633,626
Dexcom Inc 0.375% 5/15/2028	3,291,000	3,001,356
Enovis Corp 3.875% 10/15/2028	1,247,000	1,234,501
Haemonetics Corp 2.5% 6/1/2029	1,874,000	1,935,467
Integer Holdings Corp 1.875% 3/15/2030 (f)	2,550,000	2,251,433
Integer Holdings Corp 2.125% 2/15/2028	401,000	430,363
iRhythm Technologies Inc 1.5% 9/1/2029	1,860,000	2,688,841
Lantheus Holdings Inc 2.625% 12/15/2027	1,615,000	1,778,923
LeMaitre Vascular Inc 2.5% 2/1/2030 (f)	527,000	530,425
LivaNova PLC 2.5% 3/15/2029	1,049,000	1,234,253
Merit Medical Systems Inc 3% 2/1/2029 (f)	2,002,000	2,391,505
Omnicell Inc 1% 12/1/2029 (f)	605,000	595,767
Tandem Diabetes Care Inc 1.5% 3/15/2029	968,000	972,840
TransMedics Group Inc 1.5% 6/1/2028	1,381,000	2,354,470
		23,033,770
Health Care Providers & Services - 0.2%
Alignment Healthcare Inc 4.25% 11/15/2029	910,000	1,353,625
Guardant Health Inc 0% 5/15/2033 (f)(k)	1,314,000	1,481,423
Guardant Health Inc 1.25% 2/15/2031	1,924,000	3,668,022
Hims & Hers Health Inc 0% 5/15/2030 (f)(k)	3,616,000	3,361,107
OPKO Health Inc 3.75% 1/15/2029	343,000	469,481
		10,333,658
Health Care Technology - 0.0%
Evolent Health Inc 3.5% 12/1/2029	1,380,000	989,459
Life Sciences Tools & Services - 0.1%
Repligen Corp 1% 12/15/2028	1,596,000	1,774,650
Tempus AI Inc 0.75% 7/15/2030 (f)	1,948,000	2,400,897
		4,175,547
Pharmaceuticals - 0.2%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	986,000	903,868
ANI Pharmaceuticals Inc 2.25% 9/1/2029	623,000	825,475
Collegium Pharmaceutical Inc 2.875% 2/15/2029	692,000	979,396
Jazz Investments I Ltd 2% 6/15/2026	1,969,000	2,329,458
Jazz Investments I Ltd 3.125% 9/15/2030	3,041,000	4,134,247
Ligand Pharmaceuticals Inc 0.75% 10/1/2030 (f)	1,039,000	1,253,761
Pacira BioSciences Inc 2.125% 5/15/2029	794,000	772,754
		11,198,959
TOTAL HEALTH CARE		92,635,379

Industrials - 1.1%
Aerospace & Defense - 0.3%
AeroVironment Inc 0% 7/15/2030 (k)	1,976,000	2,312,464
Astronics Corp 0% 1/15/2031 (f)(j)	554,000	642,197
Axon Enterprise Inc 0.5% 12/15/2027	1,130,000	2,689,056
BWX Technologies Inc 0% 11/1/2030 (f)(j)	3,246,000	3,129,728
Rocket Lab USA Inc 4.25% 2/1/2029 (f)	498,000	4,085,050
Spirit AeroSystems Inc 3.25% 11/1/2028	639,000	907,779
Virgin Galactic Holdings Inc 2.5% 2/1/2027 (f)	739,000	504,374
		14,270,648
Commercial Services & Supplies - 0.0%
Pitney Bowes Inc 1.5% 8/15/2030 (f)	710,000	684,337
Tetra Tech Inc 2.25% 8/15/2028	1,227,000	1,346,510
		2,030,847
Construction & Engineering - 0.1%
Fluor Corp 1.125% 8/15/2029	2,118,000	2,512,371
Granite Construction Inc 3.25% 6/15/2030	1,604,000	2,413,641
Granite Construction Inc 3.75% 5/15/2028	1,097,000	2,619,443
		7,545,455
Electrical Equipment - 0.3%
Array Technologies Inc 1% 12/1/2028	242,000	209,402
Array Technologies Inc 2.875% 7/1/2031 (f)	822,000	1,003,335
Bloom Energy Corp 0% 11/15/2030 (f)(j)	3,486,000	3,273,354
Bloom Energy Corp 3% 6/1/2028	254,000	1,485,700
Bloom Energy Corp 3% 6/1/2029	199,000	1,056,392
Enovix Corp 4.75% 9/15/2030 (f)	1,081,000	1,061,758
Eos Energy Enterprises Inc 1.75% 12/1/2031 (f)	676,000	754,377
Eos Energy Enterprises Inc 6.75% 6/15/2030 (f)	649,000	2,063,079
Fluence Energy Inc 2.25% 6/15/2030 (f)	1,332,000	1,572,614
Stem Inc 4.25% 4/1/2030 (f)	405,000	155,925
Sunrun Inc 4% 3/1/2030	1,359,000	2,075,182
		14,711,118
Ground Transportation - 0.2%
Hertz Corp/The 5.5% 10/1/2030 (f)	1,160,000	914,613
Lyft Inc 0% 9/15/2030 (f)(k)	890,000	1,053,443
Lyft Inc 0.625% 3/1/2029	2,167,000	2,719,585
Uber Technologies Inc 0.875% 12/1/2028	4,556,000	6,177,311
		10,864,952
Machinery - 0.0%
Greenbrier Cos Inc/The 2.875% 4/15/2028	618,000	652,917
Passenger Airlines - 0.0%
JetBlue Airways Corp 2.5% 9/1/2029	1,388,000	1,345,388
Professional Services - 0.2%
BlackSky Technology Inc 8.25% 8/1/2033 (f)	760,000	783,524
CSG Systems International Inc 3.875% 9/15/2028	1,130,000	1,347,981
Parsons Corp 2.625% 3/1/2029	4,590,000	5,226,079
Planet Labs PBC 0.5% 10/15/2030 (f)	1,195,000	1,506,447
		8,864,031
Trading Companies & Distributors - 0.0%
Xometry Inc 0.75% 6/15/2030 (f)	620,000	920,514
TOTAL INDUSTRIALS		61,205,870

Information Technology - 4.9%
Communications Equipment - 0.5%
Lumentum Holdings Inc 0.375% 3/15/2032 (f)	3,505,000	6,664,452
Lumentum Holdings Inc 0.5% 12/15/2026	1,355,000	4,450,601
Lumentum Holdings Inc 0.5% 6/15/2028	2,328,000	5,811,852
Lumentum Holdings Inc 1.5% 12/15/2029	1,581,000	7,406,195
Viavi Solutions Inc 0.625% 3/1/2031 (f)	657,000	930,880
		25,263,980
Electronic Equipment, Instruments & Components - 0.2%
Advanced Energy Industries Inc 2.5% 9/15/2028	1,422,000	2,342,356
Itron Inc 1.375% 7/15/2030	1,927,000	1,989,503
Mirion Technologies Inc 0% 10/1/2031 (f)(j)	980,000	1,123,325
Mirion Technologies Inc 0.25% 6/1/2030 (f)	850,000	1,124,971
OSI Systems Inc 0.5% 2/1/2031 (f)	1,340,000	1,347,877
OSI Systems Inc 2.25% 8/1/2029	989,000	1,510,824
Vishay Intertechnology Inc 2.25% 9/15/2030	1,461,000	1,289,820
		10,728,676
IT Services - 0.7%
Akamai Technologies Inc 0.25% 5/15/2033 (f)	6,523,000	7,333,126
Applied Digital Corp 2.75% 6/1/2030 (f)	1,259,000	3,684,525
Cloudflare Inc 0% 6/15/2030 (f)(k)	7,014,000	7,704,123
Cloudflare Inc 0% 8/15/2026 (j)	3,419,000	4,049,464
DigitalOcean Holdings Inc 0% 8/15/2030 (f)(j)	3,826,000	5,067,920
Snowflake Inc 0% 10/1/2027 (k)	3,004,000	4,990,705
Snowflake Inc 0% 10/1/2029 (k)	3,109,000	5,343,328
		38,173,191
Semiconductors & Semiconductor Equipment - 0.6%
Cohu Inc 1.5% 1/15/2031 (f)	713,000	811,170
Impinj Inc 1.125% 5/15/2027	528,000	845,822
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (f)(k)	2,653,000	3,227,106
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	482,000	1,024,567
Microchip Technology Inc 0.75% 6/1/2030	2,620,000	2,521,750
MKS Inc 1.25% 6/1/2030	7,727,000	9,725,906
ON Semiconductor Corp 0% 5/1/2027 (j)	5,035,000	5,789,383
ON Semiconductor Corp 0.5% 3/1/2029	3,439,000	3,192,357
Penguin Solutions Inc 2% 8/15/2030	535,000	552,408
Semtech Corp 0% 10/15/2030 (f)(j)	1,784,000	1,875,819
Semtech Corp 1.625% 11/1/2027	224,000	457,686
Synaptics Inc 0.75% 12/1/2031 (f)	1,107,000	1,106,725
Veeco Instruments Inc 2.875% 6/1/2029	642,000	805,444
Wolfspeed Inc 2.5% 6/15/2031 (f)	900,000	1,524,938
		33,461,081
Software - 2.1%
Alkami Technology Inc 1.5% 3/15/2030 (f)	813,000	813,088
Bentley Systems Inc 0.375% 7/1/2027	1,538,000	1,445,452
BILL Holdings Inc 0% 4/1/2030 (f)(j)	2,064,000	1,867,629
BlackLine Inc 1% 6/1/2029	1,785,000	1,917,626
Box Inc 0% 1/15/2026 (j)	591,000	674,906
Box Inc 1.5% 9/15/2029	1,191,000	1,159,455
Cerence Inc 1.5% 7/1/2028	555,000	488,625
Cipher Mining Inc 0% 10/1/2031 (f)(j)	3,371,000	4,994,342
Cipher Mining Inc 1.75% 5/15/2030	445,000	2,079,530
Cleanspark Inc 0% 2/15/2032 (f)(k)	2,156,000	2,126,788
Cleanspark Inc 0% 6/15/2030 (f)(j)	1,829,000	2,359,927
Core Scientific Inc 0% 6/15/2031 (f)(j)	1,681,000	1,873,994
Core Scientific Inc 3% 9/1/2029 (f)	1,261,000	2,187,325
CyberArk Software Ltd 0% 6/15/2030 (f)(j)	3,290,000	3,563,070
Datadog Inc 0% 12/1/2029 (f)(k)	3,517,000	3,721,472
Dropbox Inc 0% 3/1/2028 (k)	1,999,000	2,063,874
Five9 Inc 1% 3/15/2029	83,000	74,092
Guidewire Software Inc 1.25% 11/1/2029	1,856,000	2,124,464
InterDigital Inc 3.5% 6/1/2027	1,239,000	5,735,582
Life360 Inc 0% 6/1/2030 (f)(j)	1,027,000	1,237,479
LivePerson Inc 0% 12/15/2026 (j)	1,381,000	510,970
MARA Holdings Inc 0% 6/1/2031 (f)(k)	2,570,000	2,235,554
MARA Holdings Inc 0% 8/1/2032 (f)(j)	1,261,000	1,017,249
MARA Holdings Inc 2.125% 9/1/2031	3,931,000	3,699,712
Nutanix Inc 0.25% 10/1/2027	1,989,000	2,140,945
Nutanix Inc 0.5% 12/15/2029 (f)	131,000	122,472
Pagaya Technologies Ltd 6.125% 10/1/2029	411,000	854,305
PagerDuty Inc 1.5% 10/15/2028	992,000	923,056
PAR Technology Corp 1% 1/15/2030 (f)	379,000	321,109
PAR Technology Corp 1.5% 10/15/2027	98,000	94,308
Porch Group Inc 6.75% 10/1/2028 (f)	850,000	848,725
Progress Software Corp 3.5% 3/1/2030	1,271,000	1,271,228
Riot Platforms Inc 0.75% 1/15/2030 (f)	2,650,000	3,517,884
Rubrik Inc 0% 6/15/2030 (f)(j)	2,446,000	2,304,263
Strategy Inc 0% 3/1/2030 (f)(k)	8,095,000	7,240,978
Strategy Inc 0.625% 3/15/2030	2,064,000	2,846,992
Strategy Inc 0.625% 9/15/2028	4,951,000	6,229,348
Strategy Inc 0.875% 3/15/2031	1,688,000	1,812,912
Terawulf Inc 0% 5/1/2032 (f)(j)	1,877,000	1,906,721
Terawulf Inc 1% 9/1/2031 (f)	3,201,000	4,661,457
Terawulf Inc 2.75% 2/1/2030 (f)	1,341,000	2,826,613
Tyler Technologies Inc 0.25% 3/15/2026	1,616,000	1,654,208
Uber Technologies Inc 0% 5/15/2028 (f)(j)	3,119,000	3,101,012
Unity Software Inc 0% 3/15/2030 (f)(k)	2,791,000	3,909,144
Varonis Systems Inc 1% 9/15/2029	1,893,000	1,753,630
Vertex Inc 0.75% 5/1/2029	987,000	921,611
Workiva Inc 1.25% 8/15/2028	1,015,000	1,024,992
Zscaler Inc 0% 7/15/2028 (f)(j)	4,368,000	4,171,530
		106,431,648
Technology Hardware, Storage & Peripherals - 0.8%
Seagate HDD Cayman 3.5% 6/1/2028	2,892,000	9,725,378
Super Micro Computer Inc 2.25% 7/15/2028 (f)	11,620,000	11,588,103
Super Micro Computer Inc 3.5% 3/1/2029	4,558,000	4,268,111
Western Digital Corp 3% 11/15/2028	4,334,000	18,836,431
		44,418,023
TOTAL INFORMATION TECHNOLOGY		258,476,599

Materials - 0.1%
Chemicals - 0.0%
PureCycle Technologies Inc 7.25% 8/15/2030	401,000	403,442
Metals & Mining - 0.1%
MP Materials Corp 3% 3/1/2030 (f)	2,371,000	7,094,032
Ramaco Resources Inc 0% 11/1/2031 (j)	690,000	540,546
		7,634,578
TOTAL MATERIALS		8,038,020

Real Estate - 0.6%
Health Care REITs - 0.3%
Ventas Realty LP 3.75% 6/1/2026	3,110,000	4,562,109
Welltower OP LLC 2.75% 5/15/2028 (f)	6,058,000	13,285,942
		17,848,051
Industrial REITs - 0.1%
Rexford Industrial Realty LP 4.125% 3/15/2029 (f)	1,592,000	1,606,328
Rexford Industrial Realty LP 4.375% 3/15/2027 (f)	1,603,000	1,601,992
		3,208,320
Office REITs - 0.1%
Boston Properties LP 2% 10/1/2030 (f)	2,715,000	2,684,144
COPT Defense Properties LP 5.25% 9/15/2028 (f)	999,000	1,165,712
		3,849,856
Real Estate Management & Development - 0.0%
Opendoor Technologies Inc 7% 5/15/2030 (f)	158,000	806,637
Retail REITs - 0.0%
Federal Realty OP LP 3.25% 1/15/2029 (f)	840,000	844,702
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (f)	3,073,000	3,152,898
TOTAL REAL ESTATE		29,710,464

Utilities - 1.1%
Electric Utilities - 0.8%
Alliant Energy Corp 3.25% 5/30/2028 (f)	1,452,000	1,518,966
Alliant Energy Corp 3.875% 3/15/2026	1,093,000	1,197,656
Duke Energy Corp 4.125% 4/15/2026	4,542,000	4,867,565
Evergy Inc 4.5% 12/15/2027	2,970,000	3,823,958
FirstEnergy Corp 3.625% 1/15/2029 (f)	3,524,000	3,858,801
FirstEnergy Corp 3.875% 1/15/2031 (f)	3,070,000	3,414,498
NextEra Energy Capital Holdings Inc 3% 3/1/2027	2,361,000	3,094,368
PG&E Corp 4.25% 12/1/2027	2,989,000	3,065,220
PPL Capital Funding Inc 2.875% 3/15/2028	2,669,000	3,014,979
PPL Capital Funding Inc 3% 12/1/2030 (f)	2,418,000	2,463,810
Southern Co/The 3.25% 6/15/2028 (f)	4,434,000	4,476,186
Southern Co/The 4.5% 6/15/2027	3,094,000	3,376,223
		38,172,230
Gas Utilities - 0.0%
UGI Corp 5% 6/1/2028	1,603,000	2,334,223
Independent Power and Renewable Electricity Producers - 0.0%
Ormat Technologies Inc 2.5% 7/15/2027	1,146,000	1,557,414
Sunnova Energy International Inc 0.25% (m)(n)	4,855,000	8,496
		1,565,910
Multi-Utilities - 0.3%
CenterPoint Energy Inc 3% 8/1/2028 (f)	1,234,000	1,264,232
CenterPoint Energy Inc 4.25% 8/15/2026	1,937,000	2,186,800
CMS Energy Corp 3.125% 5/1/2031 (f)	2,429,000	2,460,577
CMS Energy Corp 3.375% 5/1/2028	1,890,000	2,102,529
WEC Energy Group Inc 3.375% 6/1/2028 (f)	2,403,000	2,475,804
WEC Energy Group Inc 4.375% 6/1/2027	2,259,000	2,671,496
WEC Energy Group Inc 4.375% 6/1/2029	2,338,000	2,842,367
		16,003,805
Water Utilities - 0.0%
American Water Capital Corp 3.625% 6/15/2026	1,803,000	1,793,985
TOTAL UTILITIES		59,870,153

TOTAL UNITED STATES		694,601,046
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $569,541,799)		699,384,601

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
UNITED STATES - 1.9%
Financials - 0.8%
Banks - 0.5%
Bank of America Corp Series L, 7.25%	8,262	10,344,024
Wells Fargo & Co Series L, 7.5%	9,830	12,030,796
		22,374,820
Capital Markets - 0.2%
Ares Management Corp 6.75% Series B	94,670	4,701,312
KKR & Co Inc Series D 6.25%	156,500	7,787,440
		12,488,752
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	106,000	7,335,447
TOTAL FINANCIALS		42,199,019

Health Care - 0.1%
Health Care Providers & Services - 0.0%
BrightSpring Health Services Inc 6.75%	22,700	2,767,804
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A	8,700	3,271,200
TOTAL HEALTH CARE		6,039,004

Industrials - 0.4%
Aerospace & Defense - 0.4%
Boeing Co Series A, 6%	320,000	20,015,020
Trading Companies & Distributors - 0.0%
QXO Inc Series B 5.5%	35,900	1,931,779
TOTAL INDUSTRIALS		21,946,799

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Novanta Inc 6.5%	15,600	819,468
Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology Inc Series A 7.5%	80,000	4,123,200
Software - 0.0%
Strategy Inc 8%	39,100	3,406,392
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 7.625%	81,900	4,987,710
TOTAL INFORMATION TECHNOLOGY		13,336,770

Materials - 0.1%
Chemicals - 0.1%
Albemarle Corp 7.25%	126,300	6,913,533
Utilities - 0.3%
Electric Utilities - 0.3%
NextEra Energy Inc 7.234%	74,400	3,784,728
NextEra Energy Inc 7.299%	104,800	5,674,920
PG&E Corp Series A, 6%	25,400	1,035,050
Southern Co/The 7.125%	52,800	2,660,592
		13,155,290
Multi-Utilities - 0.0%
CenterPoint Energy Inc 3.369% (l)	33,600	1,196,702
TOTAL UTILITIES		14,351,992

TOTAL UNITED STATES		104,787,117
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $90,484,646)		104,787,117

Domestic Equity Funds - 15.0%
	Shares	Value ($)
Fidelity Real Estate Equity Central Fund (o) (Cost $671,548,402)	5,831,807	806,363,894

Non-Convertible Corporate Bonds - 0.9%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TransCanada PipeLines Ltd 7% 6/1/2065 (b)	1,839,000	1,876,788
Financials - 0.0%
Banks - 0.0%
Royal Bank of Canada 6.35% 11/24/2084 (b)	906,000	893,300
TOTAL CANADA		2,770,088
UNITED STATES - 0.9%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Match Group Holdings II LLC 3.625% 10/1/2031 (f)	1,645,000	1,505,424
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP 6.5% 2/15/2056 (b)	7,825,000	7,714,340
Energy Transfer LP 8% 5/15/2054 (b)	1,045,000	1,114,262
		8,828,602
Financials - 0.2%
Financial Services - 0.2%
ILFC E-Capital Trust I CME Term SOFR 3 month Index + 1.8116%, 6.27% 12/21/2065 (b)(d)(f)	14,050,000	11,794,603
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(f)	402,741	441,001
Utilities - 0.5%
Electric Utilities - 0.3%
Evergy Inc 6.65% 6/1/2055 (b)	3,000,000	3,056,190
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (b)	2,747,000	2,851,185
PacifiCorp 7.375% 9/15/2055 (b)	1,105,000	1,123,609
PG&E Corp 7.375% 3/15/2055 (b)	1,380,000	1,426,719
Southern Co/The 4% 1/15/2051 (b)	5,900,000	5,882,278
		14,339,981
Multi-Utilities - 0.2%
CMS Energy Corp 3.75% 12/1/2050 (b)	450,000	414,094
Dominion Energy Inc 6% 2/15/2056 (b)	6,555,000	6,632,223
Dominion Energy Inc 6.625% 5/15/2055 (b)	4,000,000	4,139,660
		11,185,977
TOTAL UTILITIES		25,525,958

TOTAL UNITED STATES		48,095,588
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $48,652,101)		50,865,676

Non-Convertible Preferred Stocks - 9.9%
	Shares	Value ($)
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
PartnerRe Ltd 4.875%	40,300	685,100
RenaissanceRe Holdings Ltd 5.75%	11,977	270,081
RenaissanceRe Holdings Ltd Series G, 4.2%	116,700	1,859,031

TOTAL BERMUDA		2,814,212
CANADA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (b)(d)	57,500	1,362,175
TransCanada PipeLines Ltd 6.25%	81,500	1,988,600
		3,350,775
Financials - 0.0%
Capital Markets - 0.0%
Brookfield Finance Inc 4.625%	6,236	101,522
Industrials - 0.0%
Electrical Equipment - 0.0%
Brookfield BRP Holdings Canada Inc 4.625%	52,076	805,616
Brookfield BRP Holdings Canada Inc 4.875%	69,200	1,113,428
Brookfield BRP Holdings Canada Inc 7.25%	35,200	890,208
		2,809,252
Utilities - 0.1%
Electric Utilities - 0.1%
BIP Bermuda Holdings I Ltd 5.125%	42,100	727,067
Brookfield Infrastructure Finance ULC 5%	36,400	612,612
Brookfield Infrastructure Finance ULC 7.25%	81,600	2,039,184
		3,378,863
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%	60,100	1,074,894
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP 5.125%	50,623	863,628
Brookfield Infrastructure Partners LP Series A, 5%	58,810	977,423
		1,841,051
TOTAL UTILITIES		6,294,808

TOTAL CANADA		12,556,357
NETHERLANDS - 0.1%
Financials - 0.1%
Insurance - 0.1%
AEGON Funding Co LLC 5.1%	228,987	4,540,812
UNITED STATES - 9.5%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.3%
AT&T Inc 5.35%	479,810	10,766,936
AT&T Inc Series A, 5%	112,500	2,248,875
AT&T Inc Series C 4.75%	224,700	4,262,559
		17,278,370
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 5.5%	228,129	5,315,406
T-Mobile USA Inc 5.5%	221,060	5,148,487
T-Mobile USA Inc 6.25%	356,436	8,860,999
		19,324,892
TOTAL COMMUNICATION SERVICES		36,603,262

Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ford Motor Co 6%	158,475	3,282,018
Ford Motor Co 6.2%	153,525	3,250,124
Ford Motor Co 6.5%	130,300	2,970,840
		9,502,982
Leisure Products - 0.0%
Brunswick Corp/DE 6.375%	7,300	178,047
TOTAL CONSUMER DISCRETIONARY		9,681,029

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.2837% (b)(d)	191	300,566
Financials - 6.6%
Banks - 3.2%
Bank of America Corp 4.25%	229,850	4,001,689
Bank of America Corp 4.375%	280,016	5,034,688
Bank of America Corp 4.75%	181,424	3,534,140
Bank of America Corp 5%	338,910	7,066,274
Bank of America Corp Series GG, 6%	128,200	3,228,075
Bank of America Corp Series HH, 5.875%	465,213	11,565,195
Bank of America Corp Series K, 6.45% (b)	53,386	1,377,892
Bank of America Corp Series KK, 5.375%	476,314	10,659,907
Bank of America Corp Series PP, 4.125%	238,223	4,047,409
Citizens Financial Group Inc 6.5% (b)	32,900	838,292
JPMorgan Chase & Co 4.55%	676,640	13,187,714
JPMorgan Chase & Co 4.625%	630,600	12,504,798
JPMorgan Chase & Co 4.75%	272,873	5,544,779
JPMorgan Chase & Co 5.75%	812,176	20,377,497
JPMorgan Chase & Co Series EE, 6%	255,900	6,458,916
JPMorgan Chase & Co Series MM, 4.2%	734,600	13,428,488
M&T Bank Corp Series J, 7.5%	163,000	4,342,320
Truist Financial Corp Series O 5.25%	101,500	2,196,460
US Bancorp 4.5%	120,377	2,213,733
US Bancorp Series K, 5.5%	213,200	4,875,884
US Bancorp Series L, 3.75%	137,300	2,095,198
US Bancorp Series M, 4%	198,867	3,265,396
Wells Fargo & Co 4.25%	233,979	4,008,060
Wells Fargo & Co 4.7%	278,439	5,290,341
Wells Fargo & Co Series Y, 5.625%	318,719	7,633,352
Wells Fargo & Co Series Z, 4.75%	662,965	12,768,706
		171,545,203
Capital Markets - 1.8%
Affiliated Managers Group Inc 4.75%	61,900	1,078,298
Affiliated Managers Group Inc 5.875%	68,400	1,474,704
Affiliated Managers Group Inc 6.75%	74,700	1,823,427
Bank of New York Mellon Corp/The 5 year U.S. Treasury Index + 2.161%, 6.15% (b)(d)	113,800	2,929,212
Brookfield Oaktree Holdings LLC Series A, 6.625%	96,640	2,107,718
Brookfield Oaktree Holdings LLC Series B, 6.55%	129,486	2,783,949
Charles Schwab Corp/The 4.45%	183,100	3,451,435
Charles Schwab Corp/The 5.95%	83,954	2,097,171
KKR & Co Inc 6.875%	124,300	3,168,407
Morgan Stanley 5.85%	658,100	16,281,394
Morgan Stanley 6.375%	222,130	5,597,676
Morgan Stanley 6.5%	764,400	19,759,664
Morgan Stanley 6.625%	306,800	8,074,976
Morgan Stanley 6.875%	104,038	2,633,201
Morgan Stanley Series E, 7.125%	118,400	3,029,856
Morgan Stanley Series L, 4.875%	149,582	3,115,793
Morgan Stanley Series O, 4.25%	339,200	5,990,272
Northern Trust Corp Series E, 4.7%	173,700	3,397,572
State Street Corp 5.35% (b)	118,265	2,646,771
Stifel Financial Corp Series D, 4.5%	105,200	1,849,416
TPG Operating Group II LP 6.95%	81,600	2,097,936
		95,388,848
Financial Services - 0.3%
Apollo Global Management Inc 7.625% (b)	109,800	2,900,916
Carlyle Finance LLC 4.625%	120,300	2,118,483
Corebridge Financial Inc 6.375%	143,700	3,415,749
Equitable Holdings Inc 4.3%	71,699	1,159,372
Equitable Holdings Inc Series A, 5.25%	176,251	3,533,833
KKR Group Finance Co IX LLC 4.625%	92,763	1,619,178
Voya Financial Inc Series B, 5.35% (b)	6,206	150,558
		14,898,089
Insurance - 1.3%
Allstate Corp/The Series H 5.1%	380,100	8,061,921
Allstate Corp/The Series I, 4.75%	114,400	2,242,240
Allstate Corp/The Series J, 7.375%	154,229	4,093,238
American Financial Group Inc/OH 4.5%	133,700	2,322,369
American Financial Group Inc/OH 5.625%	34,400	725,496
American Financial Group Inc/OH 5.875%	33,000	723,030
Arch Capital Group Ltd 5.45%	69,300	1,465,695
Arch Capital Group Ltd Series G, 4.55%	125,300	2,144,510
Athene Holding Ltd 7.25% (b)	178,200	4,490,640
Athene Holding Ltd Series A, 6.35% (b)	195,173	4,832,483
Athene Holding Ltd Series B, 5.625%	55,244	1,097,146
Athene Holding Ltd Series D, 4.875%	240,414	4,097,857
Athene Holding Ltd Series E, 7.75% (b)	124,500	3,194,670
Axis Capital Holdings Ltd 5.5%	106,200	2,202,588
Enstar Group Ltd 7% (b)	78,200	1,857,250
F&G Annuities & Life Inc 7.3%	71,800	1,662,887
Hartford Insurance Group Inc/The 6%	34,460	860,810
Lincoln National Corp Series D, 9%	67,100	1,795,596
MetLife Inc 5.625%	151,800	3,567,300
MetLife Inc Series F, 4.75%	228,300	4,521,482
Prudential Financial Inc 4.125%	132,400	2,298,464
Prudential Financial Inc 5.625%	177,835	4,264,484
Prudential Financial Inc 5.95%	22,971	570,025
Reinsurance Group of America Inc 5.75% (b)	44,984	1,129,098
Reinsurance Group of America Inc 7.125% (b)	152,346	3,895,488
W R Berkley Corp 4.125%	74,956	1,259,261
W R Berkley Corp 4.25%	66,315	1,137,116
W R Berkley Corp 5.1%	91,500	1,840,980
		72,354,124
TOTAL FINANCIALS		354,186,264

Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (l)	28,500	2,757,945
Strategy Inc Series A, 10%	23,000	2,500,560
		5,258,505
Real Estate - 0.5%
Hotel & Resort REITs - 0.0%
Pebblebrook Hotel Trust 6.375%	40,902	773,048
Sunstone Hotel Investors Inc Series H, 6.125%	18,300	368,928
		1,141,976
Retail REITs - 0.0%
Kimco Realty Corp 5.125%	8,922	181,340
Specialized REITs - 0.5%
Digital Realty Trust Inc 5.25%	89,700	1,967,121
Digital Realty Trust Inc Series L, 5.2%	91,800	1,950,750
Public Storage Operating Co 3.875%	91,695	1,446,030
Public Storage Operating Co 3.95%	91,500	1,471,320
Public Storage Operating Co 4%	205,000	3,323,050
Public Storage Operating Co 4%	137,300	2,229,752
Public Storage Operating Co Series I, 4.875%	68,600	1,356,222
Public Storage Operating Co Series J, 4.7%	77,800	1,480,534
Public Storage Operating Co Series K, 4.75%	68,600	1,326,724
Public Storage Operating Co Series L, 4.625%	164,700	3,076,596
Public Storage Operating Co Series MM, 4.125%	64,100	1,076,219
Public Storage Operating Co Series O, 3.9%	96,794	1,535,153
Public Storage Operating Co Series S, 4.1%	95,915	1,590,271
		23,829,742
TOTAL REAL ESTATE		25,153,058

Utilities - 1.5%
Electric Utilities - 1.0%
Duke Energy Corp 5.625%	290,221	7,226,503
Entergy Arkansas LLC 4.875%	103,500	2,163,150
Entergy Louisiana LLC 4.875%	58,761	1,215,177
Entergy Mississippi LLC 4.9%	34,100	723,261
Entergy New Orleans LLC 5.5%	121,017	2,743,455
Georgia Power Co 5%	36,600	846,924
NextEra Energy Capital Holdings Inc 5.65%	185,100	4,440,549
NextEra Energy Capital Holdings Inc 6.5%	233,000	5,871,600
SCE Trust II 5.1%	27,957	485,054
SCE Trust VII 7.5%	34,600	854,620
Southern Co/The 4.2%	535,859	9,578,480
Southern Co/The 5.25%	122,980	2,661,287
Southern Co/The Series A, 4.95%	320,038	6,448,766
Southern Co/The Series A, 6.5%	137,185	3,550,348
Xcel Energy Inc 6.25%	259,300	6,485,093
		55,294,267
Multi-Utilities - 0.5%
CMS Energy Corp 5.625%	39,631	883,771
CMS Energy Corp 5.875%	144,543	3,376,525
CMS Energy Corp 5.875%	57,830	1,353,800
DTE Energy Co 4.375%	237,200	4,124,908
DTE Energy Co 4.375%	99,586	1,767,652
DTE Energy Co 5.25%	68,600	1,461,180
DTE Energy Co Series H, 6.25%	326,800	8,173,268
SCE Trust VI 5%	50,300	856,609
Sempra 5.75%	174,000	3,836,700
		25,834,413
TOTAL UTILITIES		81,128,680

TOTAL UNITED STATES		512,311,364
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $557,655,366)		532,222,745

Preferred Securities - 4.1%
	Principal Amount (a)	Value ($)
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.375% (b)(f)(p)	1,085,000	1,143,737
GERMANY - 0.1%
Financials - 0.1%
Insurance - 0.1%
Allianz SE 3.2% (b)(f)(p)	3,000,000	2,883,360
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.625% (b)(p)	595,000	637,613
UNITED STATES - 4.0%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
BP Capital Markets PLC 6.125% (b)(p)	2,000,000	2,118,202
Energy Transfer LP 6.625% (b)(p)	18,255,000	18,643,806
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (b)(d)(p)	740,000	742,285
Sunoco LP 7.875% (b)(f)(p)	9,545,000	9,865,694
		31,369,987
Financials - 3.2%
Banks - 2.5%
Bank of America Corp 4.375% (b)(p)	11,855,000	11,737,765
Bank of America Corp 5.875% (b)(p)	2,025,000	2,068,742
Bank of America Corp 6.125% (b)(p)	7,585,000	7,701,478
Bank of America Corp 6.25% (b)(p)	20,210,000	20,559,657
Bank of America Corp 6.625% (b)(p)	6,235,000	6,499,643
JPMorgan Chase & Co 3.65% (b)(p)	14,650,000	14,646,761
JPMorgan Chase & Co 6.5% (b)(p)	8,745,000	9,126,199
JPMorgan Chase & Co 6.875% (b)(p)	2,320,000	2,486,907
JPMorgan Chase & Co CME Term SOFR 3 month Index + 2.745%, 6.7303% (b)(d)(p)	23,820,000	24,091,644
PNC Financial Services Group Inc/The 3.4% (b)(p)	9,755,000	9,542,907
PNC Financial Services Group Inc/The 5% (b)(p)	3,475,000	3,488,782
Truist Financial Corp 5.1% (b)(p)	4,445,000	4,515,411
US Bancorp 3.7% (b)(p)	4,275,000	4,170,346
Wells Fargo & Co 6.85% (b)(p)	5,720,000	6,074,562
Wells Fargo & Co 7.625% (b)(p)	7,430,000	8,033,441
		134,744,245
Capital Markets - 0.5%
Bank of New York Mellon Corp/The 3.75% (b)(p)	8,500,000	8,412,807
Bank of New York Mellon Corp/The 5.95% (b)(p)	2,820,000	2,894,216
Charles Schwab Corp/The 4% (b)(p)	11,490,000	10,823,451
Charles Schwab Corp/The 5% (b)(p)	3,270,000	3,301,270
Morgan Stanley 5.875% (b)(p)	3,450,000	3,512,854
		28,944,598
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(p)	4,915,000	4,543,095
Ally Financial Inc 4.7% (b)(p)	2,160,000	2,119,254
		6,662,349
Financial Services - 0.1%
Corebridge Financial Inc 6.875% (b)(p)	4,045,000	4,146,181
TOTAL FINANCIALS		174,497,373

Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (b)(p)	2,110,000	2,061,485
Air Lease Corp 6% (b)(p)	1,470,000	1,445,680
		3,507,165
Utilities - 0.1%
Electric Utilities - 0.1%
Edison International 5% (b)(p)	2,230,000	2,240,087
Multi-Utilities - 0.0%
Dominion Energy Inc 4.35% (b)(p)	1,935,000	1,922,251
TOTAL UTILITIES		4,162,338

TOTAL UNITED STATES		213,536,863
TOTAL PREFERRED SECURITIES (Cost $212,205,770)		218,201,573

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q)	4.02	35,326,432	35,333,498
Fidelity Securities Lending Cash Central Fund (q)(r)	4.02	1,535,296	1,535,450
TOTAL MONEY MARKET FUNDS (Cost $36,868,365)			36,868,948

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $4,103,622,847)	5,371,581,932
NET OTHER ASSETS (LIABILITIES) - 0.2%	8,632,684
NET ASSETS - 100.0%	5,380,214,616

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $344,113,398 or 6.4% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $585,027 or 0.0% of net assets.

(h)	Security or a portion of the security is on loan at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Zero coupon bond which is issued at a discount.
(k)	Principal Only Strips represent the right to receive the monthly principal payments.
(l)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(m)	Level 3 security.
(n)	Non-income producing - Security is in default.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(r)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	56,966,137	1,451,694,239	1,473,328,162	2,527,231	1,284	-	35,333,498	35,326,432	0.1%
Fidelity Real Estate Equity Central Fund	832,159,104	89,611,661	62,115,438	23,792,157	3,809,372	(57,100,805)	806,363,894	5,831,807	86.0%
Fidelity Securities Lending Cash Central Fund	7,190,975	300,313,234	305,968,759	66,028	-	-	1,535,450	1,535,296	0.0%
Total	896,316,216	1,841,619,134	1,841,412,359	26,385,416	3,810,656	(57,100,805)	843,232,842

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bank Loan Obligations
Information Technology	1,392,537	-	1,392,537	-

Common Stocks
Communication Services	102,327,296	101,742,269	585,027	-
Consumer Discretionary	275,585,974	275,585,974	-	-
Consumer Staples	390,978,363	390,978,363	-	-
Energy	291,026,983	272,867,947	18,159,036	-
Financials	291,946,575	291,946,575	-	-
Health Care	495,855,464	479,452,855	16,402,609	-
Industrials	370,032,556	335,689,366	34,343,190	-
Information Technology	414,741,425	371,480,704	43,260,721	-
Materials	54,319,613	54,319,613	-	-
Real Estate	31,594,062	31,594,062	-	-
Utilities	203,086,530	196,109,665	6,976,865	-

Convertible Corporate Bonds
Communication Services	41,766,555	-	41,766,555	-
Consumer Discretionary	72,380,586	-	72,380,586	-
Consumer Staples	7,390,587	-	7,390,587	-
Energy	17,472,854	-	17,472,854	-
Financials	47,208,738	-	47,208,738	-
Health Care	92,635,379	-	92,635,379	-
Industrials	61,205,870	-	61,205,870	-
Information Technology	261,705,395	-	261,705,395	-
Materials	8,038,020	-	8,038,020	-
Real Estate	29,710,464	-	29,710,464	-
Utilities	59,870,153	-	59,861,657	8,496

Convertible Preferred Stocks
Financials	42,199,019	-	42,199,019	-
Health Care	6,039,004	-	6,039,004	-
Industrials	21,946,799	1,931,779	20,015,020	-
Information Technology	13,336,770	-	13,336,770	-
Materials	6,913,533	-	6,913,533	-
Utilities	14,351,992	-	14,351,992	-

Domestic Equity Funds	806,363,894	806,363,894	-	-

Non-Convertible Corporate Bonds
Consumer Discretionary	1,505,424	-	1,505,424	-
Energy	10,705,390	-	10,705,390	-
Financials	12,687,903	-	12,687,903	-
Information Technology	441,001	-	441,001	-
Utilities	25,525,958	-	25,525,958	-

Non-Convertible Preferred Stocks
Communication Services	36,603,262	36,603,262	-	-
Consumer Discretionary	9,681,029	9,681,029	-	-
Energy	3,651,341	3,350,775	300,566	-
Financials	361,642,810	361,642,810	-	-
Industrials	2,809,252	2,809,252	-	-
Information Technology	5,258,505	5,258,505	-	-
Real Estate	25,153,058	25,153,058	-	-
Utilities	87,423,488	87,423,488	-	-

Preferred Securities
Energy	31,369,987	-	31,369,987	-
Financials	179,162,083	-	179,162,083	-
Industrials	3,507,165	-	3,507,165	-
Utilities	4,162,338	-	4,162,338	-

Money Market Funds	36,868,948	36,868,948	-	-
Total Investments in Securities:	5,371,581,932	4,178,854,193	1,192,719,243	8,496
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $2,567,156) - See accompanying schedule:
Unaffiliated issuers (cost $3,395,206,080)	$4,528,349,090
Fidelity Central Funds (cost $708,416,767)	843,232,842

Total Investment in Securities (cost $4,103,622,847)		$5,371,581,932
Foreign currency held at value (cost $289,495)		290,732
Receivable for investments sold		1,716,576
Receivable for fund shares sold		615,659
Dividends receivable		9,581,733
Interest receivable		3,523,082
Distributions receivable from Fidelity Central Funds		171,718
Prepaid expenses		4,434
Other receivables		8,964
Total assets		5,387,494,830
Liabilities
Payable for investments purchased
Regular delivery	$1,238,388
Delayed delivery	176,892
Payable for fund shares redeemed	1,091,432
Accrued management fee	2,747,545
Distribution and service plan fees payable	427,411
Other payables and accrued expenses	63,096
Collateral on securities loaned	1,535,450
Total liabilities		7,280,214
Net Assets		$5,380,214,616
Net Assets consist of:
Paid in capital		$3,852,425,740
Total accumulated earnings (loss)		1,527,788,876
Net Assets		$5,380,214,616

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,013,408,055 ÷ 54,898,578 shares)(a)		$18.46
Maximum offering price per share (100/94.25 of $18.46)		$19.59
Class M :
Net Asset Value and redemption price per share ($310,516,604 ÷ 16,829,708 shares)(a)		$18.45
Maximum offering price per share (100/96.50 of $18.45)		$19.12
Class C :
Net Asset Value and offering price per share ($109,915,663 ÷ 5,973,941 shares)(a)		$18.40
Strategic Dividend and Income :
Net Asset Value, offering price and redemption price per share ($3,129,237,817 ÷ 167,771,819 shares)		$18.65
Class I :
Net Asset Value, offering price and redemption price per share ($618,200,430 ÷ 33,288,169 shares)		$18.57
Class Z :
Net Asset Value, offering price and redemption price per share ($198,936,047 ÷ 10,709,336 shares)		$18.58
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$112,065,025
Interest		20,468,030
Income from Fidelity Central Funds (including $66,028 from security lending)		26,385,416
Total income		158,918,471
Expenses
Management fee	$32,936,113
Distribution and service plan fees	5,078,130
Custodian fees and expenses	69,661
Independent trustees' fees and expenses	13,782
Registration fees	140,388
Audit fees	87,775
Legal	7,721
Miscellaneous	18,771
Total expenses		38,352,341
Net Investment income (loss)		120,566,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	278,022,659
Fidelity Central Funds	3,810,656
Foreign currency transactions	(75,372)
Futures contracts	279,846
Total net realized gain (loss)		282,037,789
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(8,132,824)
Fidelity Central Funds	(57,100,805)
Assets and liabilities in foreign currencies	94,103
Total change in net unrealized appreciation (depreciation)		(65,139,526)
Net gain (loss)		216,898,263
Net increase (decrease) in net assets resulting from operations		$337,464,393
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,566,130	$132,561,819
Net realized gain (loss)	282,037,789	156,554,453
Change in net unrealized appreciation (depreciation)	(65,139,526)	791,515,276
Net increase (decrease) in net assets resulting from operations	337,464,393	1,080,631,548
Distributions to shareholders	(268,735,474)	(282,878,626)

Share transactions - net increase (decrease)	(238,608,646)	(240,323,486)
Total increase (decrease) in net assets	(169,879,727)	557,429,436

Net Assets
Beginning of period	5,550,094,343	4,992,664,907
End of period	$5,380,214,616	$5,550,094,343

Financial Highlights
Fidelity Advisor® Strategic Dividend & Income® Fund Class A

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.21	$15.67	$16.12	$17.88	$16.11
Income from Investment Operations
Net investment income (loss) A,B	.37	.39	.41	.34	.25
Net realized and unrealized gain (loss)	.75	3.03	(.23)	(.64)	2.39
Total from investment operations	1.12	3.42	.18	(.30)	2.64
Distributions from net investment income	(.41)	(.42)	(.39)	(.36)	(.38)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(.87) C	(.88)	(.63)	(1.46)	(.87)
Net asset value, end of period	$18.46	$18.21	$15.67	$16.12	$17.88
Total Return D,E	6.61%	22.63%	1.28%	(2.09)%	16.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92%	.94%	.98%	.97%	.97%
Expenses net of fee waivers, if any	.92%	.93%	.97%	.97%	.97%
Expenses net of all reductions, if any	.92%	.93%	.97%	.97%	.97%
Net investment income (loss)	2.12%	2.35%	2.61%	2.07%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,013,408	$991,538	$856,477	$880,711	$867,690
Portfolio turnover rate H	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class M

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.20	$15.66	$16.11	$17.86	$16.10
Income from Investment Operations
Net investment income (loss) A,B	.32	.35	.37	.30	.21
Net realized and unrealized gain (loss)	.75	3.02	(.23)	(.63)	2.38
Total from investment operations	1.07	3.37	.14	(.33)	2.59
Distributions from net investment income	(.37)	(.37)	(.35)	(.32)	(.34)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(.82)	(.83)	(.59)	(1.42)	(.83)
Net asset value, end of period	$18.45	$18.20	$15.66	$16.11	$17.86
Total Return C,D	6.33%	22.33%	1.03%	(2.29)%	16.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.17%	1.18%	1.22%	1.22%	1.22%
Expenses net of fee waivers, if any	1.17%	1.18%	1.22%	1.21%	1.22%
Expenses net of all reductions, if any	1.17%	1.18%	1.22%	1.21%	1.22%
Net investment income (loss)	1.87%	2.10%	2.37%	1.82%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$310,517	$318,994	$287,670	$307,028	$316,442
Portfolio turnover rate G	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class C

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.14	$15.61	$16.05	$17.80	$16.03
Income from Investment Operations
Net investment income (loss) A,B	.24	.27	.29	.21	.12
Net realized and unrealized gain (loss)	.75	3.00	(.22)	(.63)	2.38
Total from investment operations	.99	3.27	.07	(.42)	2.50
Distributions from net investment income	(.27)	(.29)	(.27)	(.23)	(.24)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(.73) C	(.74) C	(.51)	(1.33)	(.73)
Net asset value, end of period	$18.40	$18.14	$15.61	$16.05	$17.80
Total Return D,E	5.83%	21.68%	.55%	(2.85)%	16.12%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.67%	1.68%	1.74%	1.73%	1.73%
Expenses net of fee waivers, if any	1.67%	1.67%	1.73%	1.72%	1.73%
Expenses net of all reductions, if any	1.67%	1.67%	1.73%	1.72%	1.73%
Net investment income (loss)	1.37%	1.60%	1.85%	1.31%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$109,916	$136,448	$150,576	$192,698	$233,431
Portfolio turnover rate H	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Strategic Dividend & Income® Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.38	$15.81	$16.26	$18.02	$16.23
Income from Investment Operations
Net investment income (loss) A,B	.42	.44	.45	.39	.31
Net realized and unrealized gain (loss)	.76	3.05	(.22)	(.64)	2.40
Total from investment operations	1.18	3.49	.23	(.25)	2.71
Distributions from net investment income	(.46)	(.46)	(.43)	(.41)	(.43)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(.91)	(.92)	(.68) C	(1.51)	(.92)
Net asset value, end of period	$18.65	$18.38	$15.81	$16.26	$18.02
Total Return D	6.95%	22.95%	1.55%	(1.79)%	17.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62%	.65%	.70%	.68%	.68%
Expenses net of fee waivers, if any	.62%	.64%	.69%	.68%	.68%
Expenses net of all reductions, if any	.62%	.64%	.69%	.68%	.68%
Net investment income (loss)	2.41%	2.64%	2.89%	2.35%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,129,238	$3,233,880	$2,863,292	$3,093,655	$3,514,906
Portfolio turnover rate G	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class I

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.31	$15.75	$16.20	$17.96	$16.18
Income from Investment Operations
Net investment income (loss) A,B	.41	.43	.45	.38	.30
Net realized and unrealized gain (loss)	.76	3.05	(.23)	(.64)	2.39
Total from investment operations	1.17	3.48	.22	(.26)	2.69
Distributions from net investment income	(.46)	(.46)	(.43)	(.40)	(.42)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(.91)	(.92)	(.67)	(1.50)	(.91)
Net asset value, end of period	$18.57	$18.31	$15.75	$16.20	$17.96
Total Return C	6.89%	22.93%	1.53%	(1.83)%	17.25%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.67%	.68%	.73%	.72%	.72%
Expenses net of fee waivers, if any	.67%	.68%	.72%	.71%	.72%
Expenses net of all reductions, if any	.67%	.68%	.72%	.71%	.72%
Net investment income (loss)	2.37%	2.60%	2.87%	2.32%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$618,200	$644,035	$603,173	$658,828	$647,384
Portfolio turnover rate F	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Strategic Dividend & Income® Fund Class Z

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.31	$15.75	$16.20	$17.96	$16.18
Income from Investment Operations
Net investment income (loss) A,B	.43	.45	.47	.40	.32
Net realized and unrealized gain (loss)	.77	3.05	(.23)	(.63)	2.39
Total from investment operations	1.20	3.50	.24	(.23)	2.71
Distributions from net investment income	(.47)	(.48)	(.45)	(.43)	(.45)
Distributions from net realized gain	(.45)	(.46)	(.24)	(1.10)	(.49)
Total distributions	(.93) C	(.94)	(.69)	(1.53)	(.93) C
Net asset value, end of period	$18.58	$18.31	$15.75	$16.20	$17.96
Total Return D	7.05%	23.08%	1.66%	(1.70)%	17.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.55%	.57%	.60%	.59%	.59%
Expenses net of fee waivers, if any	.55%	.56%	.59%	.59%	.59%
Expenses net of all reductions, if any	.55%	.56%	.59%	.59%	.59%
Net investment income (loss)	2.48%	2.72%	2.99%	2.44%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$198,936	$225,199	$231,477	$201,793	$179,880
Portfolio turnover rate G	41%	36%	34%	29%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.		Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, preferred securities, and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, certain conversion ratio adjustments, equity-debt reclassifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,396,857,441
Gross unrealized depreciation	(134,351,157)
Net unrealized appreciation (depreciation)	$1,262,506,284
Tax Cost	$4,109,075,648

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$43,505,370
Undistributed long-term capital gain	$243,772,986
Net unrealized appreciation (depreciation) on securities and other investments	$1,241,772,670

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$134,382,375	$ 138,541,193
Long-term Capital Gains	134,353,099	144,337,433
Total	$268,735,474	$ 282,878,626

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	2,095,990,597	2,428,580,150

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.69
Class M	.68
Class C	.69
Strategic Dividend and Income	.66
Class I	.68
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.66
Strategic Dividend and Income	.61
Class I	.66
Class Z	.54

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2,401,971	55,131
Class M	.25%	.25%	1,512,066	2,715
Class C	.75%	.25%	1,164,093	97,955
			5,078,130	155,801
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	219,740
Class M	12,287
Class CA	988
233,015
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Strategic Dividend & Income Fund	23,586

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Dividend & Income Fund	110,637,241	102,278,416	22,893,073
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Strategic Dividend & Income Fund	7,197

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Strategic Dividend & Income Fund	7,075	767	1,578,892

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Strategic Dividend & Income Fund	1,013,848
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Strategic Dividend & Income Fund
Distributions to shareholders
Class A	$47,348,837	$47,667,798
Class M	14,293,655	15,135,990
Class C	5,177,527	6,816,119
Strategic Dividend and Income	159,461,333	165,596,122
Class I	31,524,182	34,107,106
Class Z	10,929,940	13,555,491
Total	$268,735,474	$282,878,626
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2025	Year ended November 30, 2024	Year ended November 30, 2025	Year ended November 30, 2024
Fidelity Strategic Dividend & Income Fund
Class A
Shares sold	6,444,797	6,267,749	$111,707,470	$104,115,732
Reinvestment of distributions	2,706,516	2,880,857	45,993,598	46,217,597
Shares redeemed	(8,711,649)	(9,351,278)	(150,901,573)	(154,565,329)
Net increase (decrease)	439,664	(202,672)	$6,799,495	$(4,232,000)
Class M
Shares sold	1,444,960	1,837,714	$24,985,375	$30,304,271
Reinvestment of distributions	833,077	936,630	14,152,512	14,996,565
Shares redeemed	(2,979,264)	(3,613,943)	(51,542,515)	(59,748,425)
Net increase (decrease)	(701,227)	(839,599)	$(12,404,628)	$(14,447,589)
Class C
Shares sold	630,298	697,790	$10,803,637	$11,538,932
Reinvestment of distributions	302,183	423,878	5,117,119	6,735,141
Shares redeemed	(2,480,971)	(3,246,090)	(42,753,431)	(53,512,809)
Net increase (decrease)	(1,548,490)	(2,124,422)	$(26,832,675)	$(35,238,736)
Strategic Dividend and Income
Shares sold	11,672,528	16,331,658	$203,540,157	$273,374,988
Reinvestment of distributions	8,091,630	8,859,994	138,780,733	143,606,068
Shares redeemed	(27,905,106)	(30,384,628)	(487,488,680)	(506,532,415)
Net increase (decrease)	(8,140,948)	(5,192,976)	$(145,167,790)	$(89,551,359)
Class I
Shares sold	4,542,222	5,325,847	$78,920,681	$88,759,733
Reinvestment of distributions	1,764,147	2,003,939	30,146,184	32,340,078
Shares redeemed	(8,190,885)	(10,452,587)	(142,563,729)	(173,867,411)
Net increase (decrease)	(1,884,516)	(3,122,801)	$(33,496,864)	$(52,767,600)
Class Z
Shares sold	1,822,818	3,549,617	$31,658,783	$58,803,150
Reinvestment of distributions	517,416	715,487	8,833,416	11,557,762
Shares redeemed	(3,929,558)	(6,662,282)	(67,998,383)	(114,447,114)
Net increase (decrease)	(1,589,324)	(2,397,178)	$(27,506,184)	$(44,086,202)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Dividend & Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Strategic Dividend & Income Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2025, $243,944,790, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.40% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $19,835,776 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 12%, 91%, 86%, and 87%; Class M designates 14%, 100%, 96%, and 97%; Class C designates 17%, 100%, 100%, and 100%; Strategic Dividend & Income Fund designates 11%, 78%, 79%, and 78%; Class I designates 11%, 79%, 79%, and 79% and Class Z designates 11%, 75%, 76%, and 76% of the dividends distributed in  December, April, July and October, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 15.64%, 100%, 100%, and 100%; Class M designates 17.10%, 100%, 100%, and 100%; Class C designates 21.25%, 100%, 100%, and 100%; Strategic Dividend & Income Fund designates 14.31%, 92.46%, 92.36%, and 92.32%; Class I designates 14.50%, 93.74%, 93.12%, and 93.09% and Class Z designates 14.12%, 89.99%, 89.43%, and 90.09% of  the dividends distributed in December, April, July and October, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 28.97%, 0.00%, 0.00%, and 0.00%; Class M designates 31.68%, 0.00%, 0.00%, and 0.00%; Class C designates 39.37%, 0.00%, 0.00%, and 0.00%; Strategic Dividend & Income Fund designates 26.51%, 7.55%, 7.65%, and 7.69% Class I designates 26.86%, 6.27%, 6.88%, and 6.92% and Class Z designates 26.17%, 9.91%, 10.47%, and 9.81% of the dividends distributed in December, April, July and October, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Strategic Dividend & Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered FMR's staffing as it relates to the fund, including the backgrounds and experience of investment personnel and also considered FMR's implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that the Investment Advisers' investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class of the fund (the retail class), the Board considered the effective management fee rate for the retail class from March 2024 to December 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) for the retail class of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board considered that the fund has a variable management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board considered information about the reasons that Class M of the fund was in the 3rd quartile for total expense ratio comparisons. The Board also considered that the total expenses for Class M of the fund ranked in the 3rd quartile of the total peer group. The Board noted that Class M has a 0.50% 12b‑1 fee, which is comparable to competing Class R shares (which typically have no sales loads but charge higher 12b-1 fees) that are designed specifically for retirement plans. The Board further noted that Lipper classifies Class R shares as institutional load as they do not have sales loads, and thus they are not included in the same total peer group as the Class M shares in the competitive comparisons.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity U.S. registered funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.802403.121
SDI-ANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026